Quarterly Holdings Report
for

Fidelity® U.S. Low Volatility Equity Fund

January 31, 2021

USL-QTLY-0321
1.9896230.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 1.8%
HKT Trust/HKT Ltd. unit	745,626	$982,852
Liberty Global PLC Class C (a)	106,800	2,580,288
Verizon Communications, Inc.	39,300	2,151,675
		5,714,815
Entertainment - 4.5%
Activision Blizzard, Inc.	33,497	3,048,227
Electronic Arts, Inc.	19,454	2,785,813
Netflix, Inc. (a)	4,795	2,552,810
Take-Two Interactive Software, Inc. (a)	18,037	3,615,517
Zynga, Inc. (a)	259,500	2,571,645
		14,574,012
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	1,531	2,797,688
Facebook, Inc. Class A (a)	10,785	2,786,089
		5,583,777
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	28,676	3,615,470

TOTAL COMMUNICATION SERVICES		29,488,074

CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 0.8%
Service Corp. International	51,620	2,603,197
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp.	26,460	2,561,593
Household Durables - 2.8%
D.R. Horton, Inc.	38,646	2,968,013
Lennar Corp. Class A	36,214	3,011,194
NVR, Inc. (a)	657	2,921,337
		8,900,544
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	950	3,045,890
Leisure Products - 0.5%
Sturm, Ruger & Co., Inc.	26,138	1,656,104
Multiline Retail - 2.8%
Dollar General Corp.	15,807	3,076,200
Dollar Tree, Inc. (a)	29,820	3,031,501
Target Corp.	16,200	2,934,954
		9,042,655
Specialty Retail - 1.6%
Ross Stores, Inc.	19,343	2,152,682
TJX Companies, Inc.	46,108	2,952,756
		5,105,438

TOTAL CONSUMER DISCRETIONARY		32,915,421

CONSUMER STAPLES - 12.2%
Beverages - 2.3%
Keurig Dr. Pepper, Inc.	72,950	2,319,810
Monster Beverage Corp. (a)	35,962	3,122,580
The Coca-Cola Co.	43,253	2,082,632
		7,525,022
Food & Staples Retailing - 4.2%
BJ's Wholesale Club Holdings, Inc. (a)	83,393	3,508,344
Costco Wholesale Corp.	7,367	2,596,352
Grocery Outlet Holding Corp. (a)	53,215	2,271,748
Kroger Co.	74,145	2,558,003
Performance Food Group Co. (a)	22,495	1,054,566
U.S. Foods Holding Corp. (a)	50,394	1,561,710
		13,550,723
Food Products - 3.5%
Conagra Brands, Inc.	60,092	2,079,183
Lamb Weston Holdings, Inc.	26,733	1,996,955
Mondelez International, Inc.	45,013	2,495,521
Nestle SA (Reg. S)	18,335	2,055,291
Sanderson Farms, Inc.	19,731	2,687,165
		11,314,115
Household Products - 2.2%
Kimberly-Clark Corp.	16,851	2,226,017
Procter & Gamble Co.	19,286	2,472,658
Reynolds Consumer Products, Inc.	79,700	2,391,000
		7,089,675

TOTAL CONSUMER STAPLES		39,479,535

FINANCIALS - 10.4%
Capital Markets - 2.6%
Intercontinental Exchange, Inc.	24,301	2,681,615
NASDAQ, Inc.	21,660	2,929,948
Virtu Financial, Inc. Class A	102,900	2,857,533
		8,469,096
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	10,348	2,357,999
Insurance - 7.1%
Allstate Corp.	20,285	2,174,146
Assurant, Inc.	16,626	2,252,324
Axis Capital Holdings Ltd.	42,635	1,956,947
Brown & Brown, Inc.	63,334	2,729,062
Chubb Ltd.	16,599	2,417,976
Marsh & McLennan Companies, Inc.	18,716	2,057,076
Old Republic International Corp.	102,022	1,846,598
The Travelers Companies, Inc.	16,761	2,284,524
Tokio Marine Holdings, Inc.	36,141	1,771,080
White Mountains Insurance Group Ltd.	2,036	2,076,720
Willis Towers Watson PLC	7,086	1,438,033
		23,004,486

TOTAL FINANCIALS		33,831,581

HEALTH CARE - 16.5%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	20,188	3,095,426
Amgen, Inc.	9,417	2,273,546
Blueprint Medicines Corp. (a)	13,600	1,315,800
Regeneron Pharmaceuticals, Inc. (a)	5,354	2,697,559
Seagen, Inc. (a)	12,300	2,020,521
United Therapeutics Corp. (a)	11,400	1,867,548
Vertex Pharmaceuticals, Inc. (a)	10,572	2,421,834
		15,692,234
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	8,585	2,247,467
Danaher Corp.	14,355	3,414,193
Masimo Corp. (a)	9,768	2,499,827
		8,161,487
Health Care Providers & Services - 2.2%
Humana, Inc.	6,376	2,442,709
Premier, Inc.	66,245	2,243,718
UnitedHealth Group, Inc.	7,591	2,532,206
		7,218,633
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	4,500	2,581,965
Thermo Fisher Scientific, Inc.	6,412	3,268,196
		5,850,161
Pharmaceuticals - 5.1%
AstraZeneca PLC (United Kingdom)	21,231	2,165,800
Bristol-Myers Squibb Co.	39,698	2,438,648
Eli Lilly & Co.	16,556	3,443,151
Jazz Pharmaceuticals PLC (a)	11,211	1,743,311
Recordati SpA	44,204	2,291,662
Roche Holding AG (participation certificate)	6,768	2,335,719
Sanofi SA sponsored ADR	45,300	2,138,613
		16,556,904

TOTAL HEALTH CARE		53,479,419

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	5,861	1,886,187
Northrop Grumman Corp.	6,378	1,827,999
		3,714,186
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	25,900	2,216,004
Expeditors International of Washington, Inc.	26,500	2,372,280
		4,588,284
Commercial Services & Supplies - 1.5%
Waste Connection, Inc. (United States)	25,450	2,507,080
Waste Management, Inc.	20,306	2,260,464
		4,767,544
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	6,700	2,632,497
Machinery - 0.8%
IDEX Corp.	13,797	2,568,863
Professional Services - 1.6%
FTI Consulting, Inc. (a)	21,900	2,408,343
Verisk Analytics, Inc.	14,364	2,635,794
		5,044,137
Road & Rail - 1.5%
Landstar System, Inc.	20,168	2,811,419
Schneider National, Inc. Class B	100,515	2,110,815
		4,922,234

TOTAL INDUSTRIALS		28,237,745

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	11,660	2,284,777
Juniper Networks, Inc.	47,202	1,152,673
		3,437,450
Electronic Equipment & Components - 2.4%
Keyence Corp.	5,167	2,867,685
Keysight Technologies, Inc. (a)	21,298	3,015,584
TE Connectivity Ltd.	16,086	1,936,754
		7,820,023
IT Services - 6.7%
Accenture PLC Class A	11,637	2,815,223
Akamai Technologies, Inc. (a)	20,611	2,288,439
Black Knight, Inc. (a)	35,293	2,883,085
Booz Allen Hamilton Holding Corp. Class A	31,288	2,664,799
Fidelity National Information Services, Inc.	15,968	1,971,409
Fiserv, Inc. (a)	19,710	2,024,020
MasterCard, Inc. Class A	7,531	2,381,980
Maximus, Inc.	29,957	2,248,572
Visa, Inc. Class A	12,194	2,356,491
		21,634,018
Software - 6.4%
Adobe, Inc. (a)	6,408	2,939,798
Citrix Systems, Inc.	19,200	2,559,552
Everbridge, Inc. (a)(b)	18,000	2,392,740
Microsoft Corp.	15,656	3,631,565
Oracle Corp.	51,184	3,093,049
Oracle Corp. Japan	17,111	2,017,479
Salesforce.com, Inc. (a)	12,243	2,761,531
SAP SE sponsored ADR	12,100	1,527,020
		20,922,734

TOTAL INFORMATION TECHNOLOGY		53,814,225

MATERIALS - 4.2%
Containers & Packaging - 0.8%
Aptargroup, Inc.	20,066	2,668,176
Metals & Mining - 3.4%
Agnico Eagle Mines Ltd. (Canada)	35,448	2,474,638
Barrick Gold Corp. (Canada)	119,776	2,675,114
Newmont Corp.	52,872	3,151,171
Royal Gold, Inc.	25,142	2,687,177
		10,988,100

TOTAL MATERIALS		13,656,276

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	14,033	2,345,055
American Tower Corp.	10,884	2,474,586
CoreSite Realty Corp.	21,300	2,863,572
CubeSmart	75,344	2,624,985
Equinix, Inc.	3,957	2,928,022
UDR, Inc.	47,340	1,820,223
		15,056,443
UTILITIES - 6.5%
Electric Utilities - 5.1%
Duke Energy Corp.	25,970	2,441,180
Entergy Corp.	18,855	1,797,447
Evergy, Inc.	35,581	1,911,767
Eversource Energy	27,993	2,449,388
NextEra Energy, Inc.	37,088	2,999,307
Pinnacle West Capital Corp.	25,669	1,931,592
Portland General Electric Co.	30,102	1,273,014
PPL Corp.	66,211	1,832,058
		16,635,753
Multi-Utilities - 0.6%
Dominion Energy, Inc.	27,289	1,989,095
Water Utilities - 0.8%
American Water Works Co., Inc.	16,000	2,544,320

TOTAL UTILITIES		21,169,168

TOTAL COMMON STOCKS
(Cost $282,727,592)		321,127,887

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.09% (c)	1,993,189	1,993,588
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	272,473	272,500
TOTAL MONEY MARKET FUNDS
(Cost $2,266,088)		2,266,088

Equity Funds - 0.4%
Domestic Equity Funds - 0.4%
iShares MSCI USA Minimum Volatility ETF
(Cost $1,310,108)	21,490	1,418,985
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $286,303,788)		324,812,960
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(279,666)
NET ASSETS - 100%		$324,533,294

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,056
Fidelity Securities Lending Cash Central Fund	258
Total	$1,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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